Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000006467 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(16.50%)
C000006467 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000006467 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000006467 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000006467 | AA
Holdings [Line Items]
Percent of Net Asset Value	111.40%
C000006467 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000006467 | AssetAgency Bonds - Sovereign (U.S. Government Guaranteed)
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000006467 | AssetAgency Adjustable Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006467 | AssetAgency Bonds - Finance (U.S. Government Guaranteed)
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006467 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006467 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006467 | AssetU.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006467 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006467 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	19.60%
C000006467 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	70.40%
C000155939 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(16.50%)
C000155939 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000155939 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000155939 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000155939 | AA
Holdings [Line Items]
Percent of Net Asset Value	111.40%
C000155939 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000155939 | AssetAgency Bonds - Sovereign (U.S. Government Guaranteed)
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000155939 | AssetAgency Adjustable Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	0.10%
C000155939 | AssetAgency Bonds - Finance (U.S. Government Guaranteed)
Holdings [Line Items]
Percent of Total Investments	0.10%
C000155939 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.40%
C000155939 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.00%
C000155939 | AssetU.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000155939 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	4.50%
C000155939 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	19.60%
C000155939 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	70.40%
C000006470 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(16.50%)
C000006470 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000006470 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000006470 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000006470 | AA
Holdings [Line Items]
Percent of Net Asset Value	111.40%
C000006470 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000006470 | AssetAgency Bonds - Sovereign (U.S. Government Guaranteed)
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000006470 | AssetAgency Adjustable Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006470 | AssetAgency Bonds - Finance (U.S. Government Guaranteed)
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006470 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006470 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006470 | AssetU.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006470 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006470 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	19.60%
C000006470 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	70.40%
C000006469 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(16.50%)
C000006469 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000006469 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000006469 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000006469 | AA
Holdings [Line Items]
Percent of Net Asset Value	111.40%
C000006469 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000006469 | AssetAgency Bonds - Sovereign (U.S. Government Guaranteed)
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000006469 | AssetAgency Adjustable Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006469 | AssetAgency Bonds - Finance (U.S. Government Guaranteed)
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006469 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006469 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006469 | AssetU.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006469 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006469 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	19.60%
C000006469 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	70.40%

[1]	Amount is less than 0.05%
[2]	Amount is less than 0.05%
[3]	Amount is less than 0.05%
[4]	Amount is less than 0.05%